Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member]	Dec. 31, 2023 USD ($)
Financial liabilities:
Total	$ 5,020,633
Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Total
Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Total
Convertible Loan [Member]
Financial liabilities:
Total	5,020,633
Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Total
Quoted price in active markets for identical assets Level 1 [Member] | Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Total
Quoted price in active markets for identical assets Level 1 [Member] | Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Total
Quoted price in active markets for identical assets Level 1 [Member] | Convertible Loan [Member]
Financial liabilities:
Total
Significant other observable inputs Level 2 [Member]
Financial liabilities:
Total
Significant other observable inputs Level 2 [Member] | Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Total
Significant other observable inputs Level 2 [Member] | Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Total
Significant other observable inputs Level 2 [Member] | Convertible Loan [Member]
Financial liabilities:
Total
Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Total	5,020,633
Significant unobservable inputs Level 3 [Member] | Put Option Liability from Smartconn Acquisition [Member]
Financial liabilities:
Total
Significant unobservable inputs Level 3 [Member] | Put Option Liability from Boxinrui Acquisition [Member]
Financial liabilities:
Total
Significant unobservable inputs Level 3 [Member] | Convertible Loan [Member]
Financial liabilities:
Total	$ 5,020,633